Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 588,179	$ 303,626	$ 135,820
Restricted cash	4,152
Inventory	30,167	6,533
Prepaid expenses	94,441	3,313
Total Current Assets	716,939	313,472	135,820
Property and equipment, net of accumulated depreciation of $1,944 and $684	23,209	7,734	1,883
Total Assets	740,148	321,206	137,703
Current Liabilities
Accounts payable	92,804	244,094
Accrued expenses	53,547	135,017	69,279
Customer deposits	80,018
Convertible notes payable, net of discount of $0 and 26,755, respectively		123,245	75,000
Derivative liability - warrants		1,531,303
Conversion feature liability		118,940
Total Current Liabilities	226,369	2,152,599	144,279
Commitments and Contingencies
Stockholders' Equity (Deficiency)
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 22,028,285 and 21,937,822 issued and outstanding, respectively	2,203	2,194	2,076
Additional paid-in capital	6,087,873	(80,177)	200,224
Accumulated deficit	(5,576,297)	(1,753,410)	(208,876)
Total Stockholders' Equity (Deficiency)	513,779	(1,831,393)	(6,576)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 740,148	$ 321,206	$ 137,703